Amounts Receivable and Other Assets	12 Months Ended
Mar. 31, 2020
Trade and other receivables [abstract]
Amounts Receivable and Other Assets
	March 31, 2020	March 31, 2019
Sales tax refundable	$16,858	$7,304
Contributions receivable (note 6(a) and 6(b))	—	300,291
Prepaid insurance	66,520	—
Total	$83,378	$307,595